Acquisition of Joint Venture - Disclosure of Detailed Information About Business Combinations Cash Consideration (Detail) - Flocktory Ltd (Cyprus) [member] ₽ in Millions	Dec. 31, 2017 RUB (₽)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	₽ 794
Cash payable for Flocktory's stock option plan cancelation	37
Total purchase consideration transferred	₽ 831